Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2018	$115,986
2019	123,113
2020	137,889
2021	127,756
2022	115,917
2023 and thereafter	888,716
Total	$1,509,377

Management Fees
Year ending December 31,	Amount
2018	6,347
2019	6,537
2020	6,752
Total	$19,636